Consolidated Statements of Shareholders' Equity (USD $) In Thousands, except Share data, unless otherwise specified	Total	Common Stock	Additional Paid-In Capital	Retained Earnings	Accumulated Other Comprehensive Income (Loss)	Treasury Stock	Comprehensive Income
Balance at Sep. 30, 2009	$ 2,683,009	$ 10,706	$ 176,039	$ 2,414,942	$ 112,451	$ (31,129)
Balance (in shares) at Sep. 30, 2009		107,058,000				1,572,000
Comprehensive Income:
Net income	156,312			156,312			156,312
Other comprehensive income (loss):
Unrealized gains (losses) on available-for-sale securities, net	(22,885)				(22,885)		(22,885)
Amortization of net periodic benefit costs - net of actuarial gain (loss)	(5,459)				(5,459)		(5,459)
Total other comprehensive income (loss)	(28,344)						(28,344)
Total comprehensive income	127,968						127,968
Dividends declared ($.28, $.26 and $.22 per share for the years ended 2012, 2011 and 2010, respectively)	(23,337)			(23,337)
Exercise of stock options	(202)		(2,721)			2,519
Exercise of stock options (in shares)						(263,000)
Tax benefit of stock-based awards, including excess tax benefits of $3.6, $13.4 and $3.9 million for the years ended 2012, 2011 and 2010, respectively	4,172		4,172
Treasury stock issued for vested restricted stock, net of shares withheld for employee taxes			(1,445)			1,445
Treasury stock issued for vested restricted stock (in shares)						(70,000)
Stock-based compensation	15,855		15,855
Balance at Sep. 30, 2010	2,807,465	10,706	191,900	2,547,917	84,107	(27,165)
Balance (in shares) at Sep. 30, 2010		107,058,000				1,239,000
Comprehensive Income:
Net income	434,186			434,186			434,186
Other comprehensive income (loss):
Unrealized gains (losses) on available-for-sale securities, net	18,414				18,414		18,414
Amortization of net periodic benefit costs - net of actuarial gain (loss)	(3,613)				(3,613)		(3,613)
Total other comprehensive income (loss)	14,801						14,801
Total comprehensive income	448,987						448,987
Dividends declared ($.28, $.26 and $.22 per share for the years ended 2012, 2011 and 2010, respectively)	(27,893)			(27,893)
Exercise of stock options	15,441	18	(3,942)			19,365
Exercise of stock options (in shares)		185,000				(948,000)
Tax benefit of stock-based awards, including excess tax benefits of $3.6, $13.4 and $3.9 million for the years ended 2012, 2011 and 2010, respectively	13,946		13,946
Treasury stock issued for vested restricted stock, net of shares withheld for employee taxes			(3,096)			3,096
Treasury stock issued for vested restricted stock (in shares)						(134,000)
Stock-based compensation	12,101		12,101
Balance at Sep. 30, 2011	3,270,047	10,724	210,909	2,954,210	98,908	(4,704)
Balance (in shares) at Sep. 30, 2011	107,243,473	107,243,000				157,000
Comprehensive Income:
Net income	581,045			581,045			581,045
Other comprehensive income (loss):
Unrealized gains (losses) on available-for-sale securities, net	63,725				63,725		63,725
Amortization of net periodic benefit costs - net of actuarial gain (loss)	4,174				4,174		4,174
Total other comprehensive income (loss)	67,899						67,899
Total comprehensive income	648,944						648,944
Dividends declared ($.28, $.26 and $.22 per share for the years ended 2012, 2011 and 2010, respectively)	(29,960)			(29,960)
Exercise of stock options	2,673	32	5,398			(2,757)
Exercise of stock options (in shares)		315,000				47,000
Tax benefit of stock-based awards, including excess tax benefits of $3.6, $13.4 and $3.9 million for the years ended 2012, 2011 and 2010, respectively	4,340		4,340
Treasury stock issued for vested restricted stock, net of shares withheld for employee taxes	(1,514)	4	(2,485)			967
Treasury stock issued for vested restricted stock (in shares)		41,000				(51,000)
Repurchase of common stock	(77,610)					(77,610)
Repurchase of common stock (in shares)	1,747,819					1,748,000
Stock-based compensation	18,078		18,078
Balance at Sep. 30, 2012	$ 3,834,998	$ 10,760	$ 236,240	$ 3,505,295	$ 166,807	$ (84,104)
Balance (in shares) at Sep. 30, 2012	107,598,889	107,599,000				1,901,000